Employee Retirement Plans - Schedule of Net Periodic Benefit Cost (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components of net periodic benefit cost:
Service cost					$ 1,771	$ 1,409
Interest cost					545	513
Net periodic benefit cost					2,050	1,804	1,781
Defined Benefit Pension Plan [Member]
Components of net periodic benefit cost:
Service cost	452	440	904	880	1,771	1,409	1,311
Interest cost	158	135	316	270	545	513	523
Expected return on plan assets	(117)	(88)	(234)	(176)	(356)	(191)	(139)
Prior service cost	3	4	6	8	17	16	18
Unrecognized net loss	1	18	2	36	73	3	7
Net periodic benefit cost	$ 497	$ 509	$ 994	$ 1,018	$ 2,050	$ 1,750	$ 1,720